REVENUE	12 Months Ended
Dec. 31, 2024
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]
NOTE 9. REVENUE

	January – December
	2024	2023	2022
Classes of revenue	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	6,415,109	5,869,341	6,997,617
Revenue from rendering of services	131,037	142,478	104,453
Total	6,546,146	6,011,819	7,102,070

The reportable segments revenues by business area and by geographical area are presented in Note 24.